Derivative Instruments and Hedging Activities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2013 Derivatives designated as hedges USD ($)	Dec. 31, 2013 Derivatives designated as hedges CNY	Dec. 31, 2012 Derivatives designated as hedges CNY	Dec. 31, 2013 Derivatives not designated as hedges USD ($)	Dec. 31, 2013 Derivatives not designated as hedges CNY	Dec. 31, 2012 Derivatives not designated as hedges CNY	Dec. 31, 2013 Foreign currency contract Derivatives designated as hedges USD ($)	Dec. 31, 2013 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2012 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2013 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2013 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges CNY
Fair values of all derivatives held by the Company
Assets			3,323						3,323
Liability	$ 117	707		$ 617	3,733	13,557	$ 117	707		$ 617	3,733	13,557